Liability in Respect of Warrants	12 Months Ended
Dec. 31, 2023
Liability In Respect of Warrants [Abstract]
Liability in respect of warrants

Note 8 - Liability in respect of warrants

As noted in Note 9Ah below, on June 22, 2023, the Company entered into a registered direct offering under which, inter alia, the Company issued to institutional purchaser 3,000,000 warrants, each representing the right to acquire one ordinary share at an exercise price of $1.50 (either physically or on a net-cash basis at the Purchaser’s discretion) and will expire on the fifth anniversary of the original issuance date. The warrants are not considered indexed to the Company’s own stock and thus have been accounted as financial liability measured at fair-value through profit and losses until their expiration or exercise.

The Company’s financial measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2023
	U.S. dollars in thousands
Description	Fair value	Level 1	Level 2		Level 3
Liability in respect of warrants	$1,412	$-	$1,412	(*)	$-

(*)	The fair value of the warrants was determined by the management using the assistance of external appraiser and by using Black-Scholes option pricing model and the following inputs:

December 31, 2023
Financial liabilities:
Expected volatility (%)	93.91
Share price (in $)	0.785
Risk-free interest rate (%)	3.90
Expected life (years)	4.47
Dividend yield (%)	-

The following table summarizes the movement in warrant liability during the year ended December 31, 2023:

2023
U.S. dollars in thousands

Balance as at January 1, 2023	$-
Recognition of liability in respect to warrants at the initial date	3,603
Revaluation of liability in respect to warrants	(2,191)
Balance as at December 31, 2023	$1,412